Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 23,354	$ 58,590	$ 24,047
Cash and cash equivalents - Fair Value	23,354	58,590
Restricted cash - Book Value	7,048	2,865
Restricted cash - Fair Value	7,048	2,865
Amounts due from related parties, short-term - Book Value	19,108	28,562
Amounts due from related parties, short-term - Fair Value	19,108	28,562
Loans receivable from affiliates - Book Value	16,192	27,657
Loans receivable from affiliates - Fair Value	16,192	27,657
Amounts due from related parties, long-term - Book Value	13,757	28,880
Amounts due from related parties, long-term - Fair Value	13,757	28,880
Notes receivable, net of current portion - Book Value	7,554	11,629
Notes receivable, net of current portion - Fair Value	7,554	11,629
Note receivable from affiliates - Book Value	0	4,525
Note receivable from affiliates - Fair Value	0	4,525
Term Loan B Facility, net - Book Value	0	(408,662)
Term Loan B Facility, net - Fair Value	0	(414,352)
Other long-term borrowings, net - Book Value	(489,028)	(98,823)
Other long-term borrowings, net - Fair Value	$ (494,366)	$ (100,513)